As filed with the Securities and Exchange Commission on May 31, 2001
Registration No. 333-59588

                                      U.S. SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549

                                                    FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                          / X /

PRE-EFFECTIVE AMENDMENT NO.                                                                       / 3 /

POST-EFFECTIVE AMENDMENT NO.                                                                     /   /

                                         OPPENHEIMER LARGE CAP GROWTH FUND

                                 6803 South Tucson Way, Englewood, Colorado 80112
                                     (Address of Principal Executive Offices)

                                                   303-768-3200
                                          (Registrant's Telephone Number)

                                              Andrew J. Donohue, Esq.
                                    Executive Vice President & General Counsel
                                              OppenheimerFunds, Inc.
                               Two World Trade Center, New York, New York 10048-0203
                                                  (212) 323-0256
                                      (Name and Address of Agent for Service)

                    As soon as practicable after the Registration Statement becomes effective.
                                  (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: for Class A, Class B, Class C, Class N and Class Y shares of the
Oppenheimer Large Cap Growth Fund.

It is proposed that this filing will become effective on June 30, 2001 pursuant to Rule 488.

"The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registrant shall thereafter become effective in accordance with Section 8A of the Securities Act of 1933 or until the
Registrant shall become effective on such date as the Commission acting pursuant to said Section 8A may determine."

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

                                        CONTENTS OF REGISTRATION STATEMENT

                                        CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover*
Contents Page*
Cross-Reference Sheet*
Proxy Card**

Part A

Proxy Statement for Oppenheimer Trinity Growth Fund and Prospectus for Oppenheimer Large Cap Growth Fund.*

Part B

Statement of Additional Information*
Pro Forma Combined Financial Statements for Oppenheimer Large Cap Growth Fund and Oppenheimer Trinity Growth Fund

Part C

Other Information
Signatures
Exhibits*

* Previously filed with Registrant's Registration Statement on Form N-14AE (4/27/01) (Reg. No. 333-59588), and
incorporated herein by reference.

** Previously filed with Registrant's Pre-Effective Amendment No. 2 to the Registration Statement No. 333-59588
on Form N-14A (5/14/01), and incorporated herein by reference.

                                         OPPENHEIMER LARGE CAP GROWTH FUND
                                                     FORM N-14

                                                      PART C

                                                 OTHER INFORMATION

Item 15.  Indemnification

         Reference is made to the provisions of Article  Seventh of  Registrant's  Declaration of Trust  Previously
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of
1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

(1)      Amended  and  Restated  Declaration  of Trust  dated May 6,  1998:  Previously  filed  with  Pre-Effective
         Amendment No. 1 to Registrant's registration statement, 5/6/98, and incorporated herein by reference.

(2)      Amended and Restated By-Laws dated 6/4/98:  Previously  filed with  Registrant's  Pre-Effective  Amendment
         No. 2 to Registrant's registration statement, 6/19/98, and incorporated herein by reference.

(3)      N/A

(4)      Agreement and Plan of  Reorganization:  See Exhibit A to Part A of the  Registration  Statement  (Reg. No.
         333-59588), 4/27/01, and incorporated herein by reference.

(5)      (i)    Specimen Class A Share  Certificate:  Previously filed with Registrant's  Post-Effective  Amendment
         No. 3 to Registrant's Registration Statement, 11/26/99, and incorporated herein by reference.
         (ii)   Specimen Class B Share  Certificate:  Previously filed with Registrant's  Post-Effective  Amendment
         No. 3 to Registrant's Registration Statement, 11/26/99, and incorporated herein by reference.
         (iii)  Specimen Class C Share  Certificate:  Previously filed with Registrant's  Post-Effective  Amendment
         No. 3 to Registrant's Registration Statement, 11/26/99, and incorporated herein by reference.
         (iv)   Specimen Class N Share  Certificate:  Previously filed with Registrant's  Post Effective  Amendment
         No. 4 (12/1/00), and incorporated herein by reference.
         (v)    Specimen Class Y Share  Certificate:  Previously filed with Registrant's  Post-Effective  Amendment
         No. 3 to Registrant's Registration Statement, 11/26/99, and incorporated herein by reference.

(6)      (i)    Investment  Advisory  Agreement  dated  December  17,  1998:  Previously  filed  with  Registrant's
         Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference.

(7)      (i)    General  Distributor's  Agreement  dated  December 17,  1998:  Previously  filed with  Registrant's
         Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference.

         (ii)   Form  of  Dealer  Agreement  of   OppenheimerFunds   Distributor,   Inc.:   Previously  filed  with
         Pre-Effective  Amendment No. 2 to the Registration  Statement of Oppenheimer  Trinity Value Fund (Reg. No.
         333-79707), 8/25/99, and incorporated herein by reference.

         (iii)  Form of OppenheimerFunds  Distributor,  Inc. Broker Agreement:  Previously filed with Pre-Effective
         Amendment No. 2 to the  Registration  Statement of Oppenheimer  Trinity Value Fund (Reg.  No.  333-79707),
         8/25/99, and incorporated herein by reference.
1
         (iv)     Form  of   OppenheimerFunds   Distributor,   Inc.  Agency   Agreement:   Previously   filed  with
         Pre-Effective  Amendment No. 2 to the Registration  Statement of Oppenheimer  Trinity Value Fund (Reg. No.
         333-79707), 8/25/99, and incorporated herein by reference.

(8)      Form of Deferred Compensation Plans for Disinterested Trustees/Directors:

         (i) Retirement Plan for  Non-Interested  Trustees or Directors dated June 7, 1990:  Previously  filed with
              Post-Effective  Amendment  No.  97 to the  Registration  Statement  of  Oppenheimer  Fund  (File  No.
              2-14586),  8/30/90,  Previously  refiled with  Post-Effective  Amendment No. 45 of Oppenheimer Growth
              Fund (Reg. No. 2-45272),  8/22/94,  pursuant to Item 102 of Regulation S-T, and  incorporated  herein by reference.

         (ii) Form of  Deferred  Compensation  Plan for  Disinterested  Trustees/Directors:  Previously  filed with
              Post-Effective  Amendment  No.  26 to the  Registration  Statement  of  Oppenheimer  Gold  &  Special
              Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(9)      (i) Custody Agreement dated May 2, 1998:  Previously filed with Registrant's  Pre-Effective  Amendment No.
         1, 5/6/98, and incorporated herein by reference.

         (ii) Foreign Custody  Manager  Agreement  between  Registrant and The Bank of New York:  Previously  filed with  Pre-Effective  Amendment No. 2 to the  Registration  Statement of Oppenheimer  World Bond Fund (Reg.
         333-48973), 4/23/98, and incorporated herein by reference.

(10)     (i)  Service  Plan and  Agreement  for Class A shares  dated  December  17,  1998:  Previously  filed with
         Registrant's Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference.

         (ii)  Distribution  and Service  Plan and  Agreement  for Class B shares  dated March 1, 1999:  Previously filed with Registrant's Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference.

         (iii)  Distribution  and Service Plan and  Agreement  for Class C shares  dated March 1, 1999:  Previously filed with Registrant's Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference.

         (iv)  Form  Distribution  and  Service  Plan and  Agreement  for  Class N shares:  Previously  filed  with
         Registrant's  Post-Effective  Amendment No. 4 to the Registrant's  Registration  Statement,  12/1/00,  and
         incorporated herein by reference.

(11)          Opinion and Consent of Counsel: To be filed by Amendment.

(12)     Tax Opinions Relating to the Reorganization: Draft Tax Opinion - To be filed by Amendment.

(13)     N/A.

(14)     (i) Consent of KPMG LLP: Draft - To be filed by Amendment.

(15)     N/A.

(16)     Powers of Attorney  for all  Trustees/Directors  and Officers  (including  Certified  Board  Resolutions):
         Previously  filed  with  Pre-Effective  Amendment  No.  1 to the  Registration  Statement  of  Oppenheimer
         Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.

Item 17.  Undertakings

(1)      N/A.

(2)  N/A.

                                                    SIGNATURES

Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the  Investment  Company  Act of 1940,  the
Registrant has duly caused this  Registration  Statement to be signed on its behalf by the  undersigned,  thereunto duly authorized, in the City of New York and State of New York on the 31st day of May 2001.

                                            OPPENHEIMER LARGE CAP FUND

                                            By:  /s/ Bridget A. Macaskill*
                                            -------------------------------------
                                            Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Leon Levy*                              Chairman of the
----------------------------------          Board of Trustees                           May 31, 2001
Leon Levy

/s/ Donald W. Spiro*                        Vice Chairman of the                        May 31, 2001
----------------------------------          Board and Trustee
Donald W. Spiro

/s/ Bridget A. Macaskill*                   President and                               May 31, 2001
---------------------------------           Chief Executive
Bridget A. Macaskill                        Officer and Trustee

/s/ Brian W. Wixted*                        Treasurer and Principal                     May 31, 2001
---------------------------------           Financial and
Brian W. Wixted                             Accounting Officer

/s/ Robert G. Galli*                        Trustee                                     May 31, 2001
----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths                    Trustee                                     May 31, 2001
---------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*                      Trustee                                     May 31, 2001
---------------------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*                  Trustee                                     May 31, 2001
---------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                     Trustee                                     May 31, 2001
---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                        Trustee                                     May 31, 2001
---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*               Trustee                                     May 31, 2001
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*                     Trustee                                     May 31, 2001
---------------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------                                               May 31, 2001
Robert G. Zack, Attorney-in-Fact